SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF Real Estate Securities Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 1999.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2004.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 1999.

●	Joined RREEF in 1997, Deutsche Asset & Wealth Management in 2002; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

●	Global Head of RREEF Real Estate Securities with over 20 years of investment industry experience.

●	BA, Wabash College; MBA, Indiana University.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2004.

●
Joined RREEF and Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004 and Managing Director of RREEF from 1996–March 2004 and Deutsche Asset Management from 2002–March 2004.

●	Chief Investment Officer of RREEF Real Estate Securities with over 15 years of investment industry experience.

●	BS, University of Southern California.

Joseph D. Fisher, CFA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

●	Portfolio Manager and Analyst, Real Estate Securities: Chicago with over 10 years at investment industry experience.

●	BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 1998; prior to his current role, served as Senior Accountant in Corporate Finance; previously, worked as an Analyst at Cendant Mobility.

●	Portfolio Manager and Analyst, Real Estate Securities: Chicago with over 17 years of investment industry experience.

●	BS, University of Illinois at Urbana–Champaign; Certified Public Accountant.

Please Retain This Supplement for Future Reference

August 27, 2013 PROSTKR-297	Deutshe Asset & Wealth Management